PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Notes to Consolidated Portfolio of Investments
Common Stocks - 102.1%
Issuer Shares Value ($)
Consumer Discretionary - 58.3%
Bajaj Auto Ltd.
(a)
87,116 4,844,941
Balkrishna Industries Ltd. 67,821 2,043,116
Bharat Forge Ltd.
(a)
210,398 2,156,629
Bosch Ltd. 21,914 4,429,721
Crompton Greaves Consumer Electricals
Ltd. 448,255 2,620,902
Eicher Motors Ltd.
(a)
113,245 4,069,614
Hero MotoCorp Ltd. 97,407 3,803,761
Jubilant Foodworks Ltd.
(a)
64,104 2,656,439
Mahindra & Mahindra Ltd. 381,363 3,990,125
Maruti Suzuki India Ltd. 45,992 4,650,495
Motherson Sumi Systems Ltd.
(a)
1,002,189 3,264,226
MRF Ltd. 1,906 2,053,431
Page Industries Ltd. 4,088 1,623,650
Relaxo Footwears Ltd.
(a)
53,594 830,588
Tata Motors Ltd.
(a)
1,027,779 4,695,732
Titan Co. Ltd. 220,148 5,131,258
TVS Motor Co. Ltd. 143,357 1,196,731
Whirlpool of India Ltd. 27,198 817,989
Total 54,879,348
Consumer Staples - 43.8%
Avenue Supermarts Ltd.
(a),(b)
104,294 4,692,178
Britannia Industries Ltd. 95,034 4,666,229
Colgate-Palmolive India Ltd. 114,083 2,587,395
Dabur India Ltd. 479,703 3,670,538
Godrej Consumer Products Ltd.
(a)
322,441 3,775,115
Hindustan Unilever Ltd. 148,031 4,921,688
Common Stocks (continued)
Issuer Shares Value ($)
ITC Ltd. 1,590,503 4,337,346
Marico Ltd. 451,601 3,224,940
Nestle India Ltd. 19,517 4,629,938
Procter & Gamble Hygiene & Health Care
Ltd. 8,136 1,456,566
United Breweries Ltd. 52,693 1,025,291
United Spirits Ltd.
(a)
244,282 2,174,481
Total 41,161,705
Total Common Stocks
(Cost: $61,054,594) 96,041,053
Corporate Bonds - 0.0%
Issuer
Principal
Amount ($) Value ($)
Consumer Staples - 0.0%
Britannia Industries Ltd., 5.50%, 06/03/24 2,755,986 37,499
Total Corporate Bonds
(Cost: $37,871) 37,499
Money Market Funds - 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.006%
(c)
258,883 258,883
Total Money Market Funds
(Cost: $258,883) 258,883
Total Investments in Securities
(Cost: $61,351,348) 96,337,435
Other Assets & Liabilities, Net (2,264,671)
Net Assets 94,072,764
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $4,692,178, which represents 4.99% of total net assets.
(c) The rate shown is the seven-day current annualized yield at June 30, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

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